INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Total	$ 14,521	$ 15,845
North American residential decarbonization infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	3,006	3,267
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,299	2,970
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	1,718	2,050
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,674	1,732
Indian telecom tower operation
Disclosure of information for cash-generating units [line items]
Total	1,175	652
European residential decarbonization infrastructure business
Disclosure of information for cash-generating units [line items]
Total	1,196	1,198
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	1,023	505
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	577	704
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	549	563
North American retail colocation data center operations
Disclosure of information for cash-generating units [line items]
Total	454	132
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	267	272
Other
Disclosure of information for cash-generating units [line items]
Total	$ 583	$ 1,800